[SHIP]
                            [THE VANGUARD GROUP LOGO]

                   VANGUARD(R) PRECIOUS METALS AND MINING FUND
                          SUPPLEMENT TO THE PROSPECTUS

IMPORTANT CHANGES TO VANGUARD PRECIOUS METALS AND MINING FUND

FUND CLOSED TO NEW ACCOUNTS
Effective as of the close of business on February 2, 2006, Vanguard Precious Metals and Mining Fund will no longer open accounts for new or current shareholders. Current shareholders of the Fund may continue to invest in existing Fund accounts. There is no specific time frame for when the Fund will reopen.
     Vanguard Precious Metals and Mining Fund may modify these transaction policies at any time without prior notice to shareholders. You may call Vanguard for more detailed information about the Fund's transaction policies. Investors in nonretirement accounts and IRAs may call Vanguard's Investor Information Department at 800-662-7447. Participants in employer-sponsored retirement plans may call Vanguard Participant Services at 800-523-1188.




(C)2006 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      PSFC53 022006



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                                     (SHIP)
                            [THE VANGUARD GROUP LOGO]

                          VANGUARD(R) HEALTH CARE FUND
                          SUPPLEMENT TO THE PROSPECTUS

IMPORTANT CHANGE TO VANGUARD HEALTH CARE FUND

FUND TEMPORARILY CLOSED TO NEW ACCOUNTS
Effective as of the close of business on March 23, 2005, Vanguard Health Care Fund stopped accepting new accounts. Shareholders with open Fund accounts as of March 23, 2005, are permitted to make additional investments in those accounts. Participants in certain retirement plans may continue to invest in accordance with the terms of their plans. There is no specific time frame for when the Fund may reopen.
     Vanguard Health Care Fund may modify these transaction policies at any time without advance notice to shareholders.
     For more detailed information about the Fund's transaction policies, investors in nonretirement accounts and IRAs may call Vanguard's Investor Information Department at 800-662-7447. Participants in employer-sponsored retirement plans may call Vanguard Participant Services at 800-523-1188.










(C)2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                         PS52 032005